UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07672

Name of Fund: BlackRock New York Investment Quality Municipal Trust, Inc. (RNY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock New York Investment Quality Municipal Trust, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock New York Investment Quality Municipal Trust (RNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

New York - 133.8%

Corporate - 18.8%	Essex County Industrial Development Agency, New York, RB, International Paper Co. Project, Series A, AMT, 6.63%, 9/01/32	$100	$101,557
	New York City Industrial Development Agency, RB, American Airlines, JFK International Airport, AMT, 7.63%, 8/01/25	950	913,321
	New York City Industrial Development Agency, RB, American Airlines, JFK International Airport, AMT, 7.75%, 8/01/31	300	289,581
	New York City Industrial Development Agency, RB, Liberty, IAC Interactive Corp., 5.00%, 9/01/35	500	340,955
	New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	650	635,921
	New York Liberty Development Corp., RB, Goldman Sachs Headquarters, 5.50%, 10/01/37	200	202,684
	Port Authority of New York & New Jersey, RB, Continental, Eastern Project, LaGuardia, AMT, 9.13%, 12/01/15	850	850,867

			3,334,886

County/City/Special District/School District - 37.9%	City of New York New York, GO, Series A, 6.00%, 5/15/10 (a)	500	520,375
	City of New York New York, GO, Series A, 6.00%, 5/15/30	10	10,182
	City of New York New York, GO, Sub-Series J-1, 4.50%, 5/15/30	125	123,511
	Haverstraw-Stony Point Central School District, New York, GO (FSA), 3.00%, 10/15/26	250	202,738
	Hudson Yards Infrastructure Corp., RB, Series A, 5.00%, 2/15/47	200	181,806
	Hudson Yards Infrastructure Corp., RB, Series A (FGIC), 5.00%, 2/15/47	100	90,903
	Hudson Yards Infrastructure Corp., RB, Series A (MBIA), 4.50%, 2/15/47	75	62,831
	New York City Industrial Development Agency, RB, CAB, Yankee Stadium, PILOT (AGC), 5.75%, 3/01/35 (b)	400	89,448
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AGC), 6.38%, 1/01/39	100	113,872
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/39	250	227,213
	New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/46	400	358,960
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	150	155,757
	New York City Transitional Finance Authority, RB, Future Tax Secured, Series B, 6.00%, 5/15/10 (a)	1,815	1,888,961

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
CAB	Capital Appreciation Bonds
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds

BlackRock New York Investment Quality Municipal Trust (RNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York Convention Center Operating Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/44	$700	$653,030
	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.00%, 10/15/32	2,000	2,060,980

			6,740,567

Education - 14.9%	Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/25	95	64,752
	Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35	60	38,017
	New York City Industrial Development Agency, RB, Polytechnic University Project (ACA), 5.25%, 11/01/37	100	85,801
	New York City Trust for Cultural Resources, RB, Juilliard School, Series A, 5.00%, 1/01/39	250	260,820
	New York Liberty Development Corp., RB, National Sports Museum Project, Series A, 6.13%, 2/15/19 (c)(d)	175	17
	New York State Dormitory Authority, RB, 5.75%, 7/01/39 (e)	175	138,891
	New York State Dormitory Authority, RB, Mount Sinai School of Medicine, 5.13%, 7/01/39 (f)	500	482,605
	New York State Dormitory Authority, RB, NY University, Series 1 (AMBAC), 5.50%, 7/01/40	250	285,445
	New York State Dormitory Authority, RB, Rochester Institute of Technology, Series A, 6.00%, 7/01/33	175	191,163
	New York State Dormitory Authority, RB, Teachers College, 5.50%, 3/01/39	200	209,318
	New York State Dormitory Authority, RB, University of Rochester, Series A, 5.13%, 7/01/39	215	220,508
	New York State Dormitory Authority, RB, Yeshiva University, 5.00%, 9/01/38	75	76,042
	New York State Dormitory Authority, Refunding RB, Brooklyn Law School, 5.75%, 7/01/33	75	76,837
	Schenectady Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/31	500	513,655

			2,643,871

Health - 19.6%	Genesee County Industrial Development Agency, New York, RB, United Memorial Medical Center Project, 5.00%, 12/01/27	100	78,449
	New York State Dormitory Authority, RB, Hospital, Insured Mortgage, Lutheran Medical Center (MBIA), 5.00%, 8/01/31	250	251,995
	New York State Dormitory Authority, RB, Kateri Residence, 5.00%, 7/01/22	1,000	1,019,390
	New York State Dormitory Authority, RB, Mount Sinai Health, Series A, 6.50%, 7/01/25	1,000	1,020,010
	New York State Dormitory Authority, RB, NY & Presbyterian Hospital (FSA), 5.25%, 2/15/31	100	102,846
	New York State Dormitory Authority, RB, New York State Association for Retarded Children Inc., Series A, 6.00%, 7/01/32	75	77,947
	New York State Dormitory Authority, RB, NYU Hospital Center, Series B, 5.63%, 7/01/37	150	145,587

BlackRock New York Investment Quality Municipal Trust (RNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

	New York State Dormitory Authority, RB, North Shore Long Island Jewish Group, Series A, 5.75%, 5/01/37	$250	$256,625
	New York State Dormitory Authority, RB, North Shore Long Island Jewish Group, Series E, 5.50%, 5/01/33	150	151,993
	New York State Dormitory Authority, RB, North Shore Long Island, Series A, 5.50%, 5/01/37	175	176,806
	Saratoga County Industrial Development Agency, New York, RB, Saratoga Hospital Project, Series B, 5.25%, 12/01/32	100	92,925
	Suffolk County Industrial Development Agency, New York, Refunding RB, Jeffersons Ferry Project, 5.00%, 11/01/28	115	101,590

			3,476,163

Housing - 10.3%	New York City Housing Development Corp., RB, Series A (GNMA), 5.25%, 5/01/30	1,000	1,014,390
	New York City Housing Development Corp., RB, Series B-1, AMT, 5.15%, 11/01/37	250	247,440
	New York City Housing Development Corp., RB, Series J-2, Series A, AMT, 4.75%, 11/01/27	500	482,400
	New York Mortgage Agency, New York, RB, Series 143, AMT, 4.90%, 10/01/37	100	92,964

			1,837,194

State - 9.6%	New York State Dormitory Authority, RB, Education, Series B, 5.75%, 3/15/36	150	165,654
	New York State Dormitory Authority, RB, Municipal Health Facilities, Lease, Sub-Series 2-4, 4.75%, 1/15/30	300	302,823
	New York State Dormitory Authority, RB, State University Educational Facilities, Series A (AMBAC), 5.25%, 5/15/15	1,005	1,107,641
	State of New York, GO, Series A, 5.00%, 2/15/39	125	129,791

			1,705,909

Transportation - 5.1%	Metropolitan Transportation Authority, RB, Series 2008-C, 6.50%, 11/15/28	250	283,423
	Metropolitan Transportation Authority, RB, Series B, 4.50%, 11/15/37	250	229,140
	Port Authority of New York & New Jersey, RB, Consolidated, 161st Series, 4.50%, 10/15/37 (f)	250	236,313
	Triborough Bridge & Tunnel Authority, New York, RB, General Purpose, Series A (MBIA), 5.00%, 1/01/32	155	156,640

			905,516

Utilities - 17.6%	Albany Municipal Water Finance Authority, RB, Series B (MBIA), 5.00%, 12/01/33	1,000	983,450
	Long Island Power Authority, RB, Series A, 6.25%, 4/01/33	100	114,302
	New York City Municipal Water Finance Authority, RB, Series B (FSA), 5.00%, 6/15/36	1,000	1,016,660
	New York City Municipal Water Finance Authority, RB, Series C, 5.13%, 6/15/33	1,000	1,013,780

			3,128,192

	Total Municipal Bonds in New York		23,772,298

BlackRock New York Investment Quality Municipal Trust (RNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Municipal Bonds	Par (000)	Value

Guam - 2.5%

County/City/Special District/School District - 0.7%	Territory of Guam, RB, Section 30, Series A, 5.75%, 12/01/34	$120	$122,200

State - 0.6%	Territory of Guam, GO, Series A, 7.00%, 11/15/39	100	108,084

Tobacco - 0.4%	Guam Economic Development & Commerce Authority, RB, Tobacco Settlement Asset Backed, 5.63%, 6/01/47	100	83,417

Utilities - 0.8%	Guam Government Waterworks Authority, RB, Water, 5.88%, 7/01/35	150	142,656

	Total Municipal Bonds in Guam		456,357

Puerto Rico - 14.3%

County/City/Special District/School District - 3.4%	Puerto Rico Sales Tax Financing Corp., RB, 1st Sub-Series A, 6.00%, 8/01/42	500	523,625
	Puerto Rico Sales Tax Financing Corp., RB, CAB, Series A (MBIA), 5.79%, 8/01/41 (b)	550	84,266

			607,891

Education - 3.8%	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, Ana G. Mendez University System Project, 5.00%, 3/01/26	800	668,904

State - 4.7%	Commonwealth of Puerto Rico, GO, Refunding, Sub-Series C-7 (MBIA), 6.00%, 7/01/28	250	258,505
	Puerto Rico Infrastructure Financing Authority, RB, CAB, Series A (AMBAC), 5.00%, 7/01/44 (b)	395	31,967
	Puerto Rico Public Finance Corp., RB, Commonwealth Appropriation, Series E, 5.50%, 2/01/12 (a)	495	542,273

			832,745

Tobacco - 2.4%	Children’s Trust Fund, RB, Asset Backed Bonds, 5.63%, 5/15/43	500	429,730

	Total Municipal Bonds in Puerto Rico		2,539,270

	Total Municipal Bonds - 150.6%		26,767,925

	Municipal Bonds Transferred to Tender Option Bond Trusts (g)

New York - 0.7%

Utilities - 0.7%	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	105	115,772

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 0.7%		115,772

	Total Long-Term Investments (Cost - $27,080,493) - 151.3%		26,883,697

	Short-Term Securities	Shares

	CMA New York Municipal Money Fund, 0.04% (h)(i)	917,172	917,172

	Total Short-Term Securities (Cost - $917,172) - 5.1%		917,172

	Total Investments (Cost - $27,997,665*) - 156.4%		27,800,869
	Liabilities in Excess of Other Assets - (1.3)%		(232,699)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (0.4)%		(70,035)
	Preferred Shares, at Redemption Value - (54.7)%		(9,725,795)

	Net Assets Applicable to Common Shares - 100.0%		$17,772,340

BlackRock New York Investment Quality Municipal Trust (RNY)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$27,931,496

Gross unrealized appreciation	$778,152
Gross unrealized depreciation	(978,753)

Net unrealized depreciation	$(200,601)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(f)	When-issued security.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

JPMorgan Chase Bank NA	$482,605	$715
Merrill Lynch and Co.	$236,313	$(3,444)

(g)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(h)	Represents the current yield as of report date.

(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA New York Municipal Money Fund	$600,022	$32

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BlackRock New York Investment Quality Municipal Trust (RNY)

Schedule of Investments October 31, 2009 (Unaudited)

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$917,172
Level 2 - Long-Term Investments[1]	26,883,697
Level 3	—

Total	$27,800,869

[1] See above Schedule of Investments for values in each sector.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Investment Quality Municipal Trust, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Investment Quality Municipal Trust, Inc.

Date: December 18, 2009